Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Leasehold improvement	115,637	115,637
Office equipment	58,067	58,067
Furniture and fixtures	1,045	1,045
Total	174,749	174,749
Less: accumulated depreciation	(104,390)	(144,598)
Net carrying value	70,359	30,151

Depreciation expenses recognized for the years ended December 31, 2024 and 2025 were US$40,560 and US$40,028, respectively.